UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Annual report Delaware Large Cap Core Fund April 30, 2013 U.S. core equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Core Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Large Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Statement of net assets	12
Statement of operations	16
Statements of changes in net assets	17
Financial highlights	18
Notes to financial statements	22
Report of independent registered
public accounting firm	31
Other Fund information	32
Board of trustees/directors and
officers addendum	34
About the organization	42

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Large Cap Core Fund	May 7, 2013

Performance preview (for the year ended April 30, 2013)
Delaware Large Cap Core Fund (Class A shares)	1-year return	+11.68%
S&P 500® Index (benchmark)	1-year return	+16.89%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Large Cap Core Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Stock prices enjoyed a favorable backdrop during the Fund’s fiscal year ended April 30, 2013, with the S&P 500 Index gaining close to 17%. For most of the 12-month stretch, stocks rose steadily and finished the reporting period at a record high.

Various factors helped create this positive environment for equity investors:

  Benign inflation trends gave the U.S. Federal Reserve latitude to continue policies that targeted increased economic growth, which resulted in a continuation of historically low interest rates.

  As the fiscal period progressed, improving housing market and employment data helped the U.S. economy continue its steady growth.

  While debt-heavy euro-zone countries such as Greece, Italy, and Spain remained problematic, investors became increasingly confident that the European Central Bank would act decisively in trying to avert a serious economic crisis.

While serious global economic issues had yet to be resolved, they generally moved from unknowns to knowns as the fiscal year progressed, and many investors became more convinced that these challenges could be effectively managed.

While serious global economic issues had yet to be resolved, they generally moved from unknowns to knowns as the fiscal year progressed, and many investors became more convinced that these challenges could be effectively managed.

Portfolio management review
Delaware Large Cap Core Fund

Underperformers among technology and basic materials

For its fiscal year ended April 30, 2013, Delaware Large Cap Core Fund (Class A shares with all distributions reinvested) returned +11.68% at net asset value and +5.29% at maximum offer price. In comparison, the Fund’s benchmark, the S&P 500 Index, returned +16.89% during the same period. For complete, annualized performance of Delaware Large Cap Core Fund, please see the table on page 4.

By far, the Fund’s biggest source of underperformance compared with its benchmark came from the lagging technology sector, where stock picking and an overweight allocation relative to the benchmark hampered performance. Much of the poor performance in the technology sector was the result of a significant overweighting in Apple. After peaking in September 2012, Apple’s shares fell sharply and steadily until the final weeks of April, when they made up a modest portion of lost ground. Although Apple continued to dominate the highly profitable mobile phone and tablet computer markets, the company was unable to maintain its lofty profit margins and earnings expectations, which caused many investors to aggressively sell the stock. Nevertheless, despite Apple’s poor stock performance during the year, we remained optimistic about its future prospects, in large part, because of the company’s dominant competitive position and a large cash balance, some of which the company is looking to return to shareholders.

To a lesser extent, another notable underperformer in the technology sector was EMC, a maker of data storage. European economic troubles weighed heavily on the company’s financial results, given that this region accounts for a large percentage of its business.

The basic materials sector had its share of disappointments, too, with a position in specialty metals producer Allegheny Technologies hampering Fund results. Allegheny was weighed down by relatively weak demand for various industrial metals, including stainless steel, which represents one of the company’s key business lines. Another detractor in the sector was iron-ore producer Cliffs Natural Resources, which, along with many other commodities-oriented companies, was hurt by slower economic growth in China, a key consumer of steel-making raw materials.

Favorable positioning in healthcare

The healthcare sector provided the greatest relative outperformance, primarily due to strong stock selection and the Fund’s relative overweighting in this group. In particular, two biotechnology companies, Celgene and Gilead Sciences contributed to the Fund’s returns. Gilead’s shares rose steadily and nearly doubled throughout the fiscal year, following several successful trials of the company’s promising oral hepatitis C drug. Meanwhile, Celgene, which develops drugs for cancer and immune inflammatory diseases, benefited from strong financial results and promising revenue growth projections that are based on an attractive pipeline of potential new drugs.

Outside the healthcare sector, the Fund got a boost from its position in Jarden, a global consumer-branded products company that saw better-than-expected financial performance and a stock-buyback program that was generally well received by investors. We sold out of the Fund’s position in Jarden as the stock reached our price target. Among media names, the Fund benefited from its allocation to Comcast, which outperformed following strong results from its cable business.

Emphasizing healthcare, avoiding overvalued groups

The healthcare sector remained a key area of emphasis in the portfolio throughout the fiscal year. The Fund’s individual investments in this sector tended to reflect several broader themes — such as products or services that serve an aging population — which we believe are likely to continue to support this category as a whole. Growth in the healthcare sector has historically been somewhat impervious to a fluctuating economy, potentially making it an attractive area for investment amid uncertain economic conditions.

At the same time, the Fund lacked any exposure to two high-dividend-yielding sectors: real estate investment trusts (REITs) and utilities. Our decision to avoid these groups stemmed from a belief that they had become overvalued following a period of historically low interest rates in which investors pursued yield. We did not see these investments as having attractive future return potential and therefore opted to limit the Fund’s exposure to them. At the end of the fiscal year, we maintained our focus on our core competency — selecting companies that we view as having strong balance sheets, competitive advantages in their marketplaces, and the potential for sustainable earnings growth over the long term.

Performance summary
Delaware Large Cap Core Fund	April 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through April 30, 2013
	1 year	3 years	5 years	Lifetime
Class A (Est. Aug. 31, 2006)
Excluding sales charge	+11.68%	+11.23%	+3.65%	+4.34%
Including sales charge	+5.29%	+9.07%	+2.44%	+3.42%
Institutional Class (Est. Aug. 31, 2006)
Excluding sales charge	+11.68%	+11.23%	+3.65%	+4.34%
Including sales charge	+11.68%	+11.23%	+3.65%	+4.34%

Class C and R shares had not commenced operations as of April 30, 2013.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets, but such fees are currently subject to a voluntary waiver, which may be terminated or modified at any time. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C and R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 1.00% and 0.60%, respectively, of average daily net assets, but such fees are currently subject to a voluntary waiver, which may be terminated or modified at any time. No Class C or R shares were available during the periods shown.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets from Aug. 28, 2012, until the voluntary cap is discontinued. In addition, the Fund’s distributor has voluntarily agreed to waive all 12b-1 fees. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	2.93%	3.68%	3.28%	2.68%
(without fee waivers)
Net expenses	0.95%	0.95%	0.95%	0.95%
(including fee waivers, if any)
Type of waiver	Voluntary	Voluntary	Voluntary	Voluntary

Performance summary
Delaware Large Cap Core Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2006 (Fund’s inception) through April 30, 2013

For period beginning Aug. 31, 2006, through April 30, 2013	Starting value	Ending value
S&P 500 Index	$10,000	$14,135
Delaware Large Cap Core Fund — Class A Shares	$9,425	$12,512

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the S&P 500 Index as of Aug. 31, 2006. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDCAX	246118582
Institutional Class	DDCIX	246118558

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,117.40	0.95%	$4.99
Institutional Class	1,000.00	1,117.40	0.95%	4.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Institutional Class	1,000.00	1,020.08	0.95%	4.76

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation and top 10 equity holdings
Delaware Large Cap Core Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	94.30%
Basic Materials	4.91%
Business Services	1.34%
Capital Goods	7.10%
Communication Services	3.07%
Consumer Discretionary	5.94%
Consumer Services	1.21%
Consumer Staples	9.06%
Credit Cyclicals	1.02%
Energy	10.57%
Financials	11.06%
Health Care	15.31%
Media	3.81%
Technology	18.34%
Transportation	1.56%
Short-Term Investments	5.76%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	4.08%
Chevron	3.59%
Pfizer	3.44%
United Technologies	3.41%
Comcast Special Class A	2.74%
Honeywell International	2.71%
Procter & Gamble	2.49%
Merck	2.48%
Schlumberger	2.45%
Celgene	2.44%

Statement of net assets
Delaware Large Cap Core Fund	April 30, 2013

	Number of shares	Value
Common Stock – 94.30%
Basic Materials – 4.91%
Allegheny Technologies	860	$23,203
Celanese Series A	520	25,693
Eastman Chemical	340	22,661
International Paper	420	19,732
MeadWestvaco	600	20,688
		111,977
Business Services – 1.34%
Towers Watson Class A	420	30,626
		30,626
Capital Goods – 7.10%
Deere	250	22,325
Honeywell International	840	61,774
United Technologies	850	77,596
		161,695
Communication Services – 3.07%
AT&T	1,220	45,701
Vodafone Group ADR	790	24,166
		69,867
Consumer Discretionary – 5.94%
DSW Class A	270	17,852
Macy’s	1,020	45,492
Nordstrom	550	31,125
Target	580	40,925
		135,394
Consumer Services – 1.21%
McDonald’s	270	27,578
		27,578
Consumer Staples – 9.06%
CVS Caremark	760	44,217
General Mills	590	29,748
Kimberly-Clark	260	26,829
Procter & Gamble	740	56,810
Starbucks	800	48,672
		206,276

		Number of shares	Value
Common Stock (continued)
Credit Cyclicals – 1.02%
	Ford Motor	1,690	$23,170
			23,170
Energy – 10.57%
	Chevron	670	81,746
	EOG Resources	260	31,502
	Exxon Mobil	250	22,248
	Hess	160	11,549
	Marathon Oil	1,160	37,897
	Schlumberger	750	55,822
			240,764
Financials – 11.06%
	AFLAC	870	47,362
	BlackRock	150	39,975
	Capital One Financial	520	30,046
†	IntercontinentalExchange	160	26,069
	JPMorgan Chase	860	42,149
	Prudential Financial	380	22,960
	Wells Fargo	1,140	43,297
			251,858
Health Care – 15.31%
†	Celgene	470	55,493
†	Express Scripts Holding	650	38,591
†	Gilead Sciences	880	44,563
	Merck	1,200	56,400
	Pfizer	2,694	78,314
	Thermo Fisher Scientific	400	32,272
	UnitedHealth Group	720	43,150
			348,783
Media – 3.81%
	Comcast Special Class A	1,590	62,471
	Viacom Class B	380	24,316
			86,787
Technology – 18.34%
	Accenture Class A	490	39,906
	Apple	210	92,977
	Avago Technologies	430	13,743
†	Citrix Systems	330	20,516
†	EMC	1,810	40,598
†	Fortinet	1,880	33,765

Statement of net assets
Delaware Large Cap Core Fund

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† Google Class A	30	$24,737
Intel	740	17,723
Microsoft	1,600	52,960
QUALCOMM	860	52,993
Texas Instruments	770	27,882
		417,800
Transportation – 1.56%
Union Pacific	240	35,510
		35,510
Total Common Stock (cost $1,569,427)		2,148,085

	Principal amount
Short-Term Investments – 5.76%
≠Discount Note – 0.45%
Federal Home Loan Bank
0.085% 5/24/13	$10,114	10,114
		10,114
Repurchase Agreements – 3.73%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $21,512
(collateralized by U.S. Government obligations
4.50% 5/15/38; market value $21,943)	21,512	21,512
BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $63,488
(collateralized by U.S. Government obligations
0.25%-0.875% 3/31/15-1/31/17; market value $64,757)	63,488	63,488
		85,000
≠U.S. Treasury Obligations – 1.58%
U.S. Treasury Bills
0.03% 5/30/13	29,468	29,467
0.065% 5/9/13	6,584	6,584
		36,051
Total Short-Term Investments (cost $131,164)		131,165

Total Value of Securities – 100.06%
(cost $1,700,591)	$2,279,250
Liabilities Net of Receivables
and Other Assets – (0.06%)	(1,459)
Net Assets Applicable to 223,280
Shares Outstanding – 100.00%	$2,277,791

Net Asset Value – Delaware Large Cap Core Fund
Class A ($16,207 / 1,589 Shares)	$10.20
Net Asset Value – Delaware Large Cap Core Fund
Institutional Class ($2,261,584 / 221,691 Shares)	$10.20

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$1,973,463
Undistributed net investment income	5,355
Accumulated net realized loss on investments	(279,686)
Net unrealized appreciation on investments	578,659
Total net assets	$2,277,791

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Core Fund
Net asset value Class A (A)	$10.20
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.82

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Large Cap Core Fund	Year Ended April 30, 2013

Investment Income:
Dividends	$40,984
Interest	104	$41,088

Expenses:
Management fees	13,441
Audit and tax	11,060
Reports and statements to shareholders	8,172
Registration fees	4,060
Dues and services	2,255
Pricing fees	1,481
Dividend disbursing and transfer agent fees and expenses	851
Accounting and administration expenses	803
Legal fees	316
Custodian fees	147
Trustees’ fees	92
Insurance fees	63
Consulting fees	40
Distribution expenses – Class A	39
Trustees’ expenses	12	42,832
Less fees waived		(23,146)
Less waived distribution expenses – Class A		(39)
Less expense paid indirectly		(1)
Total operating expenses		19,646
Net Investment Income		21,442

Net Realized and Unrealized Gain:
Net realized gain on investments		56,999
Net change in unrealized appreciation (depreciation) of investments		159,708
Net Realized and Unrealized Gain		216,707

Net Increase in Net Assets Resulting from Operations		$238,149

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Large Cap Core Fund

	Year Ended
	4/30/13	4/30/12
Increase in Net Assets from Operations:
Net investment income	$21,442	$16,987
Net realized gain	56,999	74,759
Net change in unrealized appreciation (depreciation)	159,708	43,491
Net increase in net assets resulting from operations	238,149	135,237

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(136)	(113)
Institutional Class	(18,911)	(15,686)
	(19,047)	(15,799)
Capital Share Transactions:
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	136	113
Institutional Class	18,911	15,686
	19,047	15,799
Cost of shares redeemed:
Class A	—	(502)
	—	(502)
Increase in net assets derived from capital share transactions	19,047	15,297
Net Increase in Net Assets	238,149	134,735

Net Assets:
Beginning of year	2,039,642	1,904,907
End of year (including undistributed net investment income
of $5,355 and $2,960, respectively)	$2,277,791	$2,039,642

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Large Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
4/30/13	4/30/12	4/30/11	4/30/10	4/30/09
$9.220	$8.690	$7.590	$5.630	$8.930

0.097	0.077	0.052	0.038	0.081
0.969	0.525	1.092	1.978	(3.293)
1.066	0.602	1.144	2.016	(3.212)

(0.086)	(0.072)	(0.044)	(0.056)	(0.088)
(0.086)	(0.072)	(0.044)	(0.056)	(0.088)

$10.200	$9.220	$8.690	$7.590	$5.630

11.68%	7.04%	15.12%	35.93%	(36.04% )

$16	$15	$14	$31	$10
0.95%	0.95%	0.95%	0.95%	0.95%

2.32%	2.93%	3.60%	3.05%	1.87%
1.04%	0.92%	0.69%	0.56%	1.20%

(0.33% )	(1.06% )	(1.96% )	(1.54% )	0.28%
21%	41%	46%	65%	38%

Financial highlights
Delaware Large Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Year Ended
4/30/13	4/30/12	4/30/11	4/30/10	4/30/09
$9.220	$8.690	$7.600	$5.630	$8.930

0.097	0.077	0.052	0.038	0.081
0.969	0.525	1.082	1.988	(3.293)
1.066	0.602	1.134	2.026	(3.212)

(0.086)	(0.072)	(0.044)	(0.056)	(0.088)
(0.086)	(0.072)	(0.044)	(0.056)	(0.088)

$10.200	$9.220	$8.690	$7.600	$5.630

11.68%	7.04%	15.12%	36.11%	(36.04% )

$2,262	$2,025	$1,891	$1,644	$1,418
0.95%	0.95%	0.95%	0.95%	0.95%

2.07%	2.68%	3.35%	2.80%	1.62%
1.04%	0.92%	0.69%	0.56%	1.20%

(0.08% )	(0.81% )	(1.71% )	(1.29% )	0.53%
21%	41%	46%	65%	38%

21

Notes to financial statements
Delaware Large Cap Core Fund	April 30, 2013

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of April 30, 2013, Class C and Class R have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions

22

are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2010–April 30, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended April 30, 2013.

23

Notes to financial statements
Delaware Large Cap Core Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended April 30, 2013, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive all or a portion, of its management fees and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.95% of the Fund’s average daily net assets until such time as the voluntary expense cap is discontinued. This expense waiver and reimbursement may be discontinued at any time because it is voluntary and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended April 30, 2013, the Fund was charged $101 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of

24

the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has voluntarily agreed to waive all distribution and service fees. The distributor’s waivers may be discontinued at any time because it is voluntary.

At April 30, 2013, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$1,270
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	50
Other expenses payable to DMC and affiliates*	31

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended April 30, 2013, the Fund was charged $113 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended April 30, 2013, DDLP earned $156 for commissions of sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended April 30, 2013, the Fund made purchases of $438,031 and sales of $519,392 of investment securities other than short-term investments.

At April 30, 2013, the cost of investments for federal income tax purposes was $1,707,944. At April 30, 2013, net unrealized appreciation was $571,306, of which $595,063 related to unrealized appreciation of investments and $23,757 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

25

Notes to financial statements
Delaware Large Cap Core Fund

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Common Stock	$2,148,085	$—	$2,148,085
Short-Term Investments	—	131,165	131,165
Total	$2,148,085	$131,165	$2,279,250

During the year ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

26

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended April 30, 2013 and 2012 was as follows:

	Year Ended
	4/30/13	4/30/12
Ordinary income	$19,047	$15,799

5. Components of Net Assets on a Tax Basis

As of April 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,973,463
Undistributed ordinary income	5,355
Capital loss carryforwards	(272,333)
Unrealized appreciation	571,306
Net assets	$2,277,791

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $41,334 was utilized in 2013. Capital loss carryforwards remaining at April 30, 2013, if not utilized in future years, will expire as follows: $272,333 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

27

Notes to financial statements
Delaware Large Cap Core Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	4/30/13	4/30/12
Shares issued upon reinvestment of dividends and distributions:
Class A	15	14
Institutional Class	2,093	1,935
	2,108	1,949
Shares redeemed:
Class A	—	(59)
	—	(59)
Net increase	2,108	1,890

As of April 30, 2013, management believes the following shareholders held of record 5% or more of the outstanding shares of each Class of the Trust. Management has no knowledge of beneficial ownership.

The Manager and its affiliates may provide the initial seed capital in connection with the creation of a Delaware Investments product, such as the Delaware Large Cap Core Fund. At April 30, 2013, two shareholders owned 1,585 Class A shares, which represented 99.78% of the total Class A shares and Delaware Investments owned 100% of the Institutional Class shares.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013, or any time during the year then ended.

28

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

29

Notes to financial statements
Delaware Large Cap Core Fund

8. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended April 30, 2013, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid securities. As of April 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Effective May 23, 2013, the Board of Trustees approved changing the Fund’s fiscal year end from April 30 to October 31. This change will be effective for the period ending October 31, 2013.

Other than the change of year end, management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

30

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Mutual Funds III
and the Shareholders of Delaware Large Cap Core Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Large Cap Core Fund (one of the series constituting Voyageur Mutual Funds III, hereafter referred to as the “Fund”) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended April 30, 2010 were audited by other independent accountants whose report dated June 18, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 14, 2013

31

Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended April 30, 2013, the Fund designates distributions paid during the year as follows:

(A)	Ordinary income distributions (Tax Basis)*	100%
(B)	Long-term capital gain distributions (Tax Basis)	0%
	Total distributions (Tax Basis)	100%
(C)	Qualifying dividends[1]	100%

(A)	and (B) are based on a percentage of the Fund’s total distributions.

(C)	is based on percentage of the Fund’s ordinary income distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended April 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, as extended by the Tax Relief, Unemployment Insurance Reauthorization and job Creation Act of 2010. The Fund intends to designate 100% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

32

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

34

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

35

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

36

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

37

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

38

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

39

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

40

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

41

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
	New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

42

Annual report Delaware Select Growth Fund April 30, 2013 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Select Growth Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Select Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	3
Disclosure of Fund expenses	6
Security type/sector allocation and
top 10 equity holdings	8
Statement of net assets	10
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	30
Report of independent registered
public accounting firm	43
Board of trustees/directors and
officers addendum	44
About the organization	52

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Select Growth Fund	May 7, 2013

Performance preview (for the year ended April 30, 2013)
Delaware Select Growth Fund (Class A shares)	1-year return	+8.05%
Russell 3000® Growth Index (benchmark)	1-year return	+12.83%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Select Growth Fund, please see the table on page 3.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Stocks moved sharply higher during the Fund’s fiscal year, as investors generally seemed undeterred by relatively weak broader economic fundamentals and slower economic growth across much of the world. Investor enthusiasm got a major boost from central bank policy makers, who made supersized commitments to ongoing monetary accommodation (that is, easy money). The European Central Bank, the U.S. Federal Reserve, and the Bank of Japan made clear their intentions to maintain loose monetary policies.

The stock markets’ reaction to the central banks’ actions masked a range of generally weak-to-mild underlying economic fundamentals. In the United States, overall growth remained subpar and payroll gains were quite modest. Additionally, employment wasn’t growing fast enough to reduce overall joblessness. Improvements in the official unemployment rate during the fiscal year tended to come more from people exiting the workforce, rather than new job creation. On a brighter note, housing fundamentals began to improve: home prices, sales volumes, and sentiment all ticked up in the summer of 2012 and continued through the end of the Fund’s fiscal year.

For the fiscal year ended April 30, 2013, Delaware Select Growth Fund returned +8.05% for Class A shares at net asset value and +1.85% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Russell 3000 Growth Index returned +12.83%. For complete, annualized performance of Delaware Select Growth Fund, please see the table on page 3.

DineEquity contributed to performance during the fiscal year. The company continued its solid execution even within the context of a difficult restaurant industry environment. Additionally, the company completed its long-term plan of selling all of its company-owned restaurants and operating as a pure franchise holding company. In addition, the company released solid earnings during the fiscal year, driven by cost cutting and efficient expense management that, we believed, helped offset general weakness in the restaurant industry.

Adobe Systems also drove performance during the fiscal year. The company reported solid earnings and showed significant progress in moving from a “seat license” software model to a “subscription” model which we believe could lead to a more consistent, stable revenue stream with more recurring revenues. If the transition is successful, not only could it potentially lead to attractive financial metrics, but it could potentially enable the company to trade at a higher valuation that’s more in line with comparable subscription and cloud-based software companies.

1

Portfolio management review
Delaware Select Growth Fund

VeriFone Systems detracted from Fund performance during the fiscal year, after company officials pre-announced first quarter earnings that significantly missed analyst expectations. Additionally, the CEO resigned and the company is currently searching for a permanent replacement. While the news was undoubtedly negative, especially as it related to management execution and credibility, we believe the company’s core business and competitive position in the electronic payment-processing space is more attractive than was apparently being perceived by many investors. The Fund continues to own a position in the stock but it is weighted at a relatively low weight in the portfolio to help mitigate the management transition and stock volatility risk.

Weight Watchers International also detracted from Fund performance during the fiscal year. We had been encouraged in recent years to see the company’s mix of customers broaden beyond physical meetings and into more online and royalty revenues, which tend to be more recurring and to increase margins. However, we underestimated the degree to which Weight Watchers’ ability to get new people in the door for its core business has a degree of cyclicality around new product launches, innovations, and fresh spokespeople. Given the disappointment in its latest ad campaign as well as the slow, and recently declining, rate of growth in the company’s core meetings business, we grew uncomfortable with the company’s risk/reward profile and decided to exit the stock during the period.

We were disappointed in the Fund’s relative performance during the fiscal year. Consistent with our stock-selection strategy, performance was driven mainly by a handful of what we consider to be winners and losers. In this case, VeriFone Systems was a meaningful detractor, costing the Fund more than two percentage points of underperformance. However, we are willing to be patient with ideas that may be struggling during any particular time period, confident that our long-term focus has the potential to be a positive driver for the Fund. Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

2

Performance summary
Delaware Select Growth Fund	April 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through April 30, 2013
Lifetime
(if less than
	1 year	5 years	10 years	10 years)
Class A (Est. May 16, 1994)
Excluding sales charge	+8.05%	+10.02%	+10.18%	n/a
Including sales charge	+1.85%	+8.72%	+9.52%	n/a
Class B (Est. April 16, 1996)
Excluding sales charge	+7.23%	+9.20%	+9.51%	n/a
Including sales charge	+3.23%	+8.88%	+9.51%	n/a
Class C (Est. May 20, 1994)
Excluding sales charge	+7.22%	+9.20%	+9.35%	n/a
Including sales charge	+6.22%	+9.20%	+9.35%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+7.79%	+9.74%	n/a	+8.83%
Including sales charge	+7.79%	+9.74%	n/a	+8.83%
Institutional Class (Est. Aug. 28, 1997)
Excluding sales charge	+8.34%	+10.29%	+10.45%	n/a
Including sales charge	+8.34%	+10.29%	+10.45%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 4. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on

3

Performance summary
Delaware Select Growth Fund

the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Aug. 28, 2012 through Aug. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.35%	2.10%	2.10%	1.70%	1.10%
(without fee waivers)
Net expenses	1.35%	2.10%	2.10%	1.60%	1.10%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	Contractual	n/a

4

Performance of a $10,000 investment1
Average annual total returns from April 30, 2003, through April 30, 2013

For period beginning April 30, 2003, through April 30, 2013	Starting value	Ending value
Delaware Select Growth Fund — Class A shares	$9,425	$24,749
Russell 3000 Growth Index	$10,000	$22,107

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on April 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 4. Please note additional details on pages 3 through 5.

The chart also assumes $10,000 invested in the Russell 3000 Growth Index as of April 30, 2003. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVEAX	928931104
Class B	DVEBX	928931849
Class C	DVECX	928931203
Class R	DFSRX	928931740
Institutional Class	VAGGX	928931757

5

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

6

Delaware Select Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,105.80	1.27%	$6.63
Class B	1,000.00	1,101.40	2.02%	10.52
Class C	1,000.00	1,101.40	2.02%	10.52
Class R	1,000.00	1,104.30	1.52%	7.93
Institutional Class	1,000.00	1,106.70	1.02%	5.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.27%	$6.36
Class B	1,000.00	1,014.78	2.02%	10.09
Class C	1,000.00	1,014.78	2.02%	10.09
Class R	1,000.00	1,017.26	1.52%	7.60
Institutional Class	1,000.00	1,019.74	1.02%	5.11

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

7

Security type/sector allocation and
top 10 equity holdings
Delaware Select Growth Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	95.59%
Consumer Discretionary	19.26%
Consumer Staples	1.05%
Energy	7.14%
Financial Services	16.20%
Healthcare	9.46%
Materials & Processing	1.02%
Producer Durables	5.97%
Technology	34.39%
Utilities	1.10%
Warrant	1.49%
Short-Term Investments	3.04%
Securities Lending Collateral	0.18%
Total Value of Securities	100.30%
Obligation to Return Securities Lending Collateral	(0.29%)
Other Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

8

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Adobe Systems	5.38%
K12	3.87%
VeriFone Systems	3.83%
Apple	3.78%
DineEquity	3.75%
Sally Beauty Holdings	3.34%
NeuStar Class A	3.24%
QUALCOMM	3.16%
Kinder Morgan	2.86%
Crown Castle International	2.75%

9

Statement of net assets
Delaware Select Growth Fund	April 30, 2013

		Number of shares	Value
²Common Stock – 95.59%
Consumer Discretionary – 19.26%
	DineEquity	510,825	$36,391,173
	Disney (Walt)	50,000	3,142,000
	Dunkin’ Brands Group	120,500	4,676,605
†	eBay	129,375	6,777,956
	Inditex	24,225	3,255,713
	Intercontinental Hotels Group	87,025	2,565,804
	Interval Leisure Group	90,500	1,724,930
†	K12	1,476,825	37,614,733
†	Liberty Interactive Class A	655,300	13,951,337
	NIKE Class B	76,400	4,859,040
	Pearson	1,115,094	20,283,910
†	priceline.com	26,730	18,603,813
†	Sally Beauty Holdings	1,079,339	32,444,930
†	Ulta Salon Cosmetics & Fragrance	8,400	736,260
			187,028,204
Consumer Staples – 1.05%
	Walgreen	205,175	10,158,214
			10,158,214
Energy – 7.14%
	Core Laboratories	81,145	11,748,173
	EOG Resources	215,725	26,137,241
	Kinder Morgan	710,497	27,780,433
	Williams	95,000	3,622,350
			69,288,197
Financial Services – 16.20%
†	Affiliated Managers Group	89,375	13,913,900
	BM&FBovespa	668,700	4,639,038
†	CBRE Group Class A	276,750	6,702,885
	CME Group	155,375	9,456,123
	CommonWealth REIT	393,200	8,780,156
*	Heartland Payment Systems	243,050	7,993,915
†	IntercontinentalExchange	81,500	13,278,795
	Japan Exchange Group	95,900	11,765,543
	MasterCard Class A	46,585	25,758,243
†	MSCI	519,400	17,711,540
	Progressive	632,250	15,989,603
	Visa Class A	126,850	21,369,151
			157,358,892

10

		Number of shares	Value
²Common Stock (continued)
Healthcare – 9.46%
*†	ABIOMED	938,150	$17,327,631
	Allergan	191,675	21,764,696
*†	athenahealth	84,400	8,124,344
†	Celgene	220,375	26,019,676
	Novo Nordisk ADR	53,425	9,436,458
	Perrigo	77,358	9,237,319
			91,910,124
Materials & Processing – 1.02%
	Givaudan	3,190	4,102,849
	Newmont Mining	100,200	3,246,480
	Syngenta ADR	29,975	2,562,863
			9,912,192
Producer Durables – 5.97%
	Caterpillar	103,875	8,795,096
	Edenred	319,984	10,653,066
	Expeditors International of Washington	182,566	6,559,596
	Graco	119,375	7,225,769
	Intertek Group	93,850	4,822,620
	Kone Class B	162,906	14,384,845
	Outotec	376,588	5,495,099
			57,936,091
Technology – 34.39%
†	Adobe Systems	1,159,475	52,269,132
	Apple	82,825	36,670,769
	ARM Holdings ADR	35,000	1,636,250
†	BMC Software	491,812	22,367,610
	Cielo	100,980	2,661,844
†	Crown Castle International	347,350	26,745,950
	FLIR Systems	46,200	1,123,122
†	Google Class A	23,360	19,261,955
	Intuit	169,650	10,117,926
	Microsoft	345,800	11,445,980
†	NeuStar Class A	717,025	31,455,887
	NIC	382,461	6,440,643
	QUALCOMM	497,225	30,639,005
†	Teradata	211,900	10,821,733
†	VeriFone Systems	1,730,229	37,165,318

11

Statement of net assets
Delaware Select Growth Fund

	Number of shares	Value
²Common Stock (continued)
Technology (continued)
† VeriSign	162,650	$7,493,286
† Yahoo	499,450	12,351,399
*† Yelp	509,050	13,250,572
		333,918,381
Utilities – 1.10%
* j2 Global	263,400	10,720,380
		10,720,380
Total Common Stock (cost $709,804,817)		928,230,675

Warrant – 1.49%
† Kinder Morgan CW17 strike price $40.00,
expiration date 5/25/17	2,595,616	14,457,581
Total Warrant (cost $5,916,746)		14,457,581

	Principal amount
Short-Term Investments – 3.04%
≠Discount Note – 0.14%
Federal Home Loan Bank 0.085% 5/24/13	$1,365,374	1,365,365
		1,365,365
Repurchase Agreements – 2.04%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price
$5,023,051 (collateralized by U.S. Government
obligations 4.50% 5/15/38; market value $5,123,497)	5,023,035	5,023,035
BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price
$14,824,023 (collateralized by U.S. Government
obligations 0.25%-0.875% 3/31/15-1/31/17;
market value $15,120,446)	14,823,966	14,823,966
		19,847,001

12

	Principal amount	Value
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 0.86%
U.S. Treasury Bills
0.03% 5/30/13	$271,663	$271,659
0.065% 5/9/13	8,061,000	8,060,943
		8,332,602
Total Short-Term Investments (cost $29,544,840)		29,544,968

Total Value of Securities Before Securities
Lending Collateral – 100.12% (cost $745,266,403)		972,233,224

	Number of shares
**Securities Lending Collateral – 0.18%
Investment Companies
Delaware Investments Collateral Fund No. 1	1,735,430	1,735,430
†@Mellon GSL Reinvestment Trust II	1,072,391	0
Total Securities Lending Collateral
(cost $2,807,821)		1,735,430

Total Value of Securities – 100.30%
(cost $748,074,224)		973,968,654 ©
**Obligation to Return Securities
Lending Collateral – (0.29%)		(2,807,821)
«Other Liabilities Net of Receivables
and Other Assets – (0.01%)		(88,200)
Net Assets Applicable to 22,205,267
Shares Outstanding – 100.00%		$971,072,633

Net Asset Value – Delaware Select Growth Fund
Class A ($463,626,525 / 10,535,115 Shares)		$44.01
Net Asset Value – Delaware Select Growth Fund
Class B ($15,327,608 / 402,076 Shares)		$38.12
Net Asset Value – Delaware Select Growth Fund
Class C ($109,164,490 / 2,894,589 Shares)		$37.71
Net Asset Value – Delaware Select Growth Fund
Class R ($13,428,442 / 313,252 Shares)		$42.87
Net Asset Value – Delaware Select Growth Fund
Institutional Class ($369,525,568 / 8,060,235 Shares)		$45.85

13

Statement of net assets
Delaware Select Growth Fund

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$799,924,486
Accumulated net investment loss	(337,089)
Accumulated net realized loss on investments	(54,418,748)
Net unrealized appreciation of investments and foreign currencies	225,903,984
Total net assets	$971,072,633

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0 which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $2,731,187 of securities loaned.
«	Includes foreign currency valued at $67,186 with a cost of $67,051.

Net Asset Value and Offering Price Per Share –
Delaware Select Growth Fund
Net asset value Class A (A)	$44.01
Sales charges (5.75% of offering price) (B)	2.68
Offering price	$46.69

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

Summary of abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware Select Growth Fund	Year Ended April 30, 2013

Investment Income:
Dividends	$9,980,938
Securities lending income	595,404
Interest	180,500
Foreign tax withheld	(264,084)	$10,492,758

Expenses:
Management fees	6,311,672
Distribution expenses – Class A	1,033,509
Distribution expenses – Class B	193,964
Distribution expenses – Class C	1,083,618
Distribution expenses – Class R	61,339
Dividend disbursing and transfer agent fees and expenses	1,692,527
Accounting and administration expenses	336,398
Reports and statements to shareholders	140,775
Registration fees	136,700
Legal fees	90,933
Custodian fees	45,611
Audit and tax	39,620
Trustees’ fees	38,017
Dues and services	12,271
Insurance fees	12,243
Consulting fees	9,486
Pricing fees	5,766
Trustees’ expenses	2,500	11,246,949
Less waived distribution expenses – Class R		(10,223)
Less expense paid indirectly		(1,761)
Total operating expenses		11,234,965
Net Investment Loss		(742,207)

16

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$27,621,381
Foreign currencies	(135,561)
Foreign currency exchange contracts	(82,413)
Net realized gain	27,403,407
Net change in unrealized appreciation (depreciation) of:
Investments	51,293,571
Foreign currencies	9,897
Net change in unrealized appreciation (depreciation)	51,303,468
Net Realized and Unrealized Gain	78,706,875

Net Increase in Net Assets Resulting from Operations	$77,964,668

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets
Delaware Select Growth Fund

	Year Ended
	4/30/13	4/30/12
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(742,207)	$(3,285,530)
Net realized gain	27,403,407	25,562,463
Net change in unrealized appreciation (depreciation)	51,303,468	42,672,672
Net increase in net assets resulting from operations	77,964,668	64,949,605

Capital Share Transactions:
Proceeds from shares sold:
Class A	167,465,075	146,892,525
Class B	51,136	142,252
Class C	14,253,901	41,802,908
Class R	7,537,369	6,150,134
Institutional Class	244,103,444	161,797,165
	433,410,925	356,784,984
Cost of shares redeemed:
Class A	(125,285,078)	(62,290,416)
Class B	(10,281,457)	(9,411,497)
Class C	(21,729,850)	(12,787,585)
Class R	(4,282,240)	(2,105,979)
Institutional Class	(149,958,269)	(59,536,585)
	(311,536,894)	(146,132,062)
Increase in net assets derived from capital
share transactions	121,874,031	210,652,922
Net Increase in Net Assets	199,838,699	275,602,527

Net Assets:
Beginning of year	771,233,934	495,631,407
End of year (including accumulated net investment
loss of $337,089 and $1,100,717, respectively)	$971,072,633	$771,233,934

See accompanying notes, which are an integral part of the financial statements.

18

Financial highlights
Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
4/30/13		4/30/12		4/30/11		4/30/10		4/30/09
$40.730		$36.730		$27.950		$18.860		$27.300

(0.025)		(0.194)		(0.139)		(0.209)		(0.041)
3.305		4.194		8.919		9.299		(8.399)
3.280		4.000		8.780		9.090		(8.440)

$44.010		$40.730		$36.730		$27.950		$18.860

8.05%		10.89%		31.41%		48.20%		(30.92%	)

$463,627		$386,254		$267,563		$150,016		$106,919
1.27%		1.35%		1.51%		1.50%		1.49%
1.27%		1.35%		1.58%		1.73%		1.85%
(0.06%	)	(0.53%	)	(0.45%	)	(0.89%	)	(0.20%	)
(0.06%	)	(0.53%	)	(0.52%	)	(1.12%	)	(0.56%	)
38%		25%		41%		49%		66%

Financial highlights
Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
4/30/13		4/30/12		4/30/11		4/30/10		4/30/09
$35.550		$32.300		$24.760		$16.830		$24.550

(0.285)		(0.408)		(0.333)		(0.355)		(0.182)
2.855		3.658		7.873		8.285		(7.538)
2.570		3.250		7.540		7.930		(7.720)

$38.120		$35.550		$32.300		$24.760		$16.830

7.23%		10.06%		30.45%		47.12%		(31.45% )

$15,328		$24,562		$31,713		$15,012		$19,222
2.02%		2.10%		2.26%		2.25%		2.24%
2.02%		2.10%		2.33%		2.48%		2.60%
(0.81%	)	(1.28%	)	(1.20%	)	(1.64%	)	(0.95% )
(0.81%	)	(1.28%	)	(1.27%	)	(1.87%	)	(1.31% )
38%		25%		41%		49%		66%

Financial highlights
Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
4/30/13		4/30/12		4/30/11		4/30/10		4/30/09
$35.170		$31.950		$24.500		$16.650		$24.290

(0.282)		(0.406)		(0.329)		(0.357)		(0.173)
2.822		3.626		7.779		8.207		(7.467)
2.540		3.220		7.450		7.850		(7.640)

$37.710		$35.170		$31.950		$24.500		$16.650

7.22%		10.08%		30.41%		47.15%		(31.45%	)

$109,164		$108,994		$71,800		$29,502		$23,030
2.02%		2.10%		2.26%		2.25%		2.24%
2.02%		2.10%		2.33%		2.48%		2.60%
(0.81%	)	(1.28%	)	(1.20%	)	(1.64%	)	(0.95%	)
(0.81%	)	(1.28%	)	(1.27%	)	(1.87%	)	(1.31%	)
38%		25%		41%		49%		66%

Financial highlights
Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
4/30/13		4/30/12		4/30/11		4/30/10		4/30/09
$39.770		$35.960		$27.430		$18.550		$26.930

(0.124)		(0.282)		(0.222)		(0.265)		(0.092)
3.224		4.092		8.752		9.145		(8.288)
3.100		3.810		8.530		8.880		(8.380)

$42.870		$39.770		$35.960		$27.430		$18.550

7.79%		10.60%		31.10%		47.87%		(31.12% )

$13,428		$9,294		$4,607		$807		$671
1.52%		1.60%		1.76%		1.75%		1.74%
1.62%		1.70%		1.93%		2.08%		2.20%
(0.31%	)	(0.78%	)	(0.70%	)	(1.14%	)	(0.45% )
(0.41%	)	(0.88%	)	(0.87%	)	(1.47%	)	(0.91% )
38%		25%		41%		49%		66%

Financial highlights
Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
4/30/13	4/30/12		4/30/11		4/30/10		4/30/09
$42.320	$38.070		$28.900		$19.450		$28.090

0.079	(0.107)		(0.063)		(0.150)		0.010
3.451	4.357		9.233		9.600		(8.650)
3.530	4.250		9.170		9.450		(8.640)

$45.850	$42.320		$38.070		$28.900		$19.450

8.34%	11.16%		31.73%		48.59%		(30.76% )

$369,526	$242,130		$119,948		$53,651		$45,149
1.02%	1.10%		1.26%		1.25%		1.24%
1.02%	1.10%		1.33%		1.48%		1.60%
0.19%	(0.28%	)	(0.20%	)	(0.64%	)	0.05%
0.19%	(0.28%	)	(0.27%	)	(0.87%	)	(0.31% )
38%	25%		41%		49%		66%

Notes to financial statements
Delaware Select Growth Fund	April 30, 2013

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The

Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2010–April 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are

Notes to financial statements
Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually, and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $6,858 for the year ended April 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended April 30, 2013, the Fund earned $1,761 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to August 28, 2012, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) did not exceed 1.24% of the Fund’s average daily net assets through August 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may have also included such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended April 30, 2013, the Fund was charged $42,113 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares

Notes to financial statements
Delaware Select Growth Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through August 28, 2013 to 0.50% of average daily net assets.

At April 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$573,767
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	21,234
Distribution fees payable to DDLP	201,627
Other expenses payable to DMC and affiliates*	19,116

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended April 30, 2013, the Fund was charged $24,809 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended April 30, 2013, DDLP earned $72,944 for commissions on sales of the Fund’s Class A shares. For the year ended April 30, 2013, DDLP received gross CDSC commissions of $27,282, $2,055 and $26,431 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended April 30, 2013, the Fund made purchases of $487,063,676 and sales of $312,169,786 of investment securities other than short-term investments.

At April 30, 2013, the cost of investments for federal income tax purposes was $ 749,268,324. At April 30, 2013, net unrealized appreciation was $224,700,330, of which $245,396,843 related to unrealized appreciation of investments and $ 20,696,513 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Select Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013

	Level 1	Level 2	Level 3	Total
Common Stock	$928,230,675	$—	$—	$928,230,675
Warrant	14,457,581	—	—	14,457,581
Short-Term Investments	—	29,544,968	—	29,544,968
Securities Lending Collateral	—	1,735,430	—	1,735,430
Total	$942,688,256	$31,280,398	$—	$973,968,654

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Corporate		Lending
	Debt	Other	Collateral	Total
Balance as of 4/30/12	$5,312,901	$6,265,496	$—	$11,578,397
Purchases	161,889	—	—	161,889
Sales	(494,126)	(105)	(417,425)	(911,656)
Net realized loss	(4,980,664)	(15,000,005)	—	(19,980,669)
Net change in unrealized
appreciation (depreciation)	—	8,734,614	417,425	9,152,039
Balance as of 4/30/13	$—	$—	$—	$—

Net change in unrealized appreciation
(depreciation) on Level 3 investments
still held as of 4/30/13	$—	$—	$—	$—

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the year ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the years ended April 30, 2013 and 2012.

5. Components of Net Assets on a Tax Basis

As of April 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$799,924,486
Qualified late year ordinary losses	(337,089)
Capital loss carryforwards	(53,224,648)
Unrealized appreciation of investments
and foreign currencies	224,709,884
Net assets	$971,072,633

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent losses realized on investment and foreign currency transactions from Nov. 1, 2012 through April 30, 2013 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended April 30, 2013, the Fund recorded the following reclassifications:

Accumulated net investment loss	$1,505,835
Accumulated net realized loss	217,974
Paid-in capital	(1,723,809)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $27,049,685 was utilized in 2013. Capital loss carryforwards remaining at April 30, 2013 will expire as follows: $18,794,396 expires in 2016, $26,590,300 expires in 2017 and $7,839,952 expires in 2019.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the

Notes to financial statements
Delaware Select Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	4/30/13	4/30/12
Shares sold:
Class A	4,141,291	3,907,362
Class B	1,424	4,238
Class C	420,846	1,256,211
Class R	188,960	164,882
Institutional Class	5,865,039	4,159,635
	10,617,560	9,492,328
Shares redeemed:
Class A	(3,089,492)	(1,708,510)
Class B	(290,297)	(295,116)
Class C	(625,602)	(404,013)
Class R	(109,369)	(59,346)
Institutional Class	(3,525,607)	(1,589,230)
	(7,640,367)	(4,056,215)
Net increase	2,977,193	5,436,113

For the year ended April 30, 2013 and the year ended April 30, 2012, 108,442 Class B shares were converted to 94,300 Class A shares valued at $3,846,650 and 128,473 Class B shares were converted to 112,579 Class A shares valued at $4,051,940, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at April 30, 2013.

See the statement of operations on page 17 for the realized and unrealized gain or loss on foreign currency exchange contracts.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended April 30, 2013.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$263,072	$120,337

Notes to financial statements
Delaware Select Growth Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of the securities on loan was $2,731,187, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $1,735,430. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid,

Notes to financial statements
Delaware Select Growth Fund

10. Credit and Market Risk (continued)

are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Effective May 23, 2013, the Board of Trustees approved changing the Fund’s fiscal year end from April 30 to October 31. This change will be effective for the period ending October 31, 2013.

Other than the change of year end, management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Mutual Funds III
and the Shareholders of Delaware Select Growth Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Select Growth Fund (one of the series constituting Voyageur Mutual Funds III, hereafter referred to as the “Fund”) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended April 30, 2010 were audited by other independent accountants whose report dated June 18, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 14, 2013

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
	New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $42,250 for the fiscal year ended April 30, 2013.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $31,868 for the fiscal year ended April 30, 2012.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended April 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $293,000 for the registrant’s fiscal year ended April 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,460 for the fiscal year ended April 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,200 for the fiscal year ended April 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended April 30, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2013.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended April 30, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2012.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,584,953 and $10,901,705 for the registrant’s fiscal years ended April 30, 2013 and April 30, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS III

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2013